Leases (Details 1) $ in Thousands	Dec. 31, 2024 USD ($)
Leases
2025	$ 773
2026	650
2027	612
2028	510
2029	422
Thereafter	1,694
Total	4,661
Less: imputed interest	(525)
Operating lease liability	$ 4,136